INVENTORIES - Schedule of Inventories (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Finished products	$ 6,499	$ 6,321
Production in process	3,858	4,049
Raw materials	5,607	5,883
Manufacturing supplies, spare parts and other 1	1,781	1,733
Inventories	17,745	17,986
Other inventories, spare parts	1,200	1,300
Other current inventories	$ 600	$ 400